UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

Pine Grove Alternative Fund
Schedule of Investments (Unaudited)
As of December 31, 2015

				Fair Value as a % of
Portfolio Holding	Shares	Cost	Fair Value	Net Assets
Mutual Fund
Pine Grove Alternative Institutional Fund (“Master Fund”)	8,362	$8,592,415	$7,968,715	99.6%
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	6	60,007	60,002	0.8
Total Investments		$8,652,422	8,028,717	100.4%
Other Assets & Liabilities, Net			(29,335)	(0.4)
Net Assets			$7,999,382	100.0%

See Accompanying Notes to Schedule of Investments.    1

Pine Grove Alternative Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

Note 1. Organization

Pine Grove Alternative Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Feeder Fund is offering on a continuous basis up to 100,000 shares of beneficial interest at net asset value per share.  The Feeder Fund’s investment objective is to seek long-term capital appreciation. The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the “Master Fund”).  As of December 31, 2015, the Feeder Fund represented 8.1% of the Master Fund’s net assets. The Feeder Fund commenced operations on January 1, 2014.

The investment adviser of the Feeder Fund and the Master Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Feeder Fund and the Master Fund supervises the conduct of the Feeder Fund’s and Master Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund’s and Master Fund’s day-to-day investment activities.

Note 2. Fair Value

The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

The Feeder Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Pine Grove Alternative Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth information about the level within the fair value hierarchy at which the Feeder Fund’s investments, other than the Master Fund, are measured at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Fund	$ -	$ 60,002	$ -	$ 60,002

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Note 3. Federal Income Tax

As of December 31, 2015, the cost of investments is substantially the same as for federal income tax purposes. The related net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	(623,705)
Net Unrealized Depreciation	$(623,705)

Pine Grove Alternative Institutional Fund
Schedule of Investments (Unaudited)
As of December 31, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Basso Investors, Ltd.	2,569	$ 4,971,807	$ 5,068,719	5.2%	Quarterly	60
Whitebox Relative Value Fund, Ltd.	3,225	3,918,187	4,147,701	4.2	Quarterly	60
		8,889,994	9,216,420	9.4
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	3,566	3,883,145	3,453,827	3.5	Annually	90
Aristeia International, Ltd.	3,765	3,938,694	4,116,639	4.2	Quarterly	60
Fir Tree Capital Opportunity Fund II, Ltd.	110	1,710,978	1,554,586	1.6	Quarterly/ Annually	60
King Street Capital, Ltd.	19,128	2,994,405	3,012,967	3.0	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	516	552,261	386,499	0.4	Quarterly	90
Southpaw Credit Opportunity Fund (FTE), Ltd.	22,302	2,598,410	2,523,637	2.6	Quarterly	60
Whitebox Credit Fund, Ltd.	2,786	3,274,734	3,239,006	3.3	Quarterly	60
Wingspan Overseas Fund, Ltd.	2,238	2,238,233	1,701,161	1.7	Quarterly	90
		21,190,860	19,988,322	20.3

Distressed
Candlewood Puerto Rico SP	725	725,000	648,722	0.7	Quarterly	180
Serengeti Segregated Portfolio Company, Ltd.	234	237,094	248,790	0.3	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	-	54	195	-	Other*
Silver Point Capital Offshore Fund, Ltd.	416	4,167,000	4,126,119	4.2	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	3,055	3,085,944	3,195,849	3.2	Semi-Annually	90
		8,215,092	8,219,675	8.4

Equity Long/Short
Gotham Targeted Neutral, Ltd.	1,750	1,750,000	1,578,555	1.6	Monthly	30
Port Meadow Fund	2,000	2,000,000	1,954,460	2.0	Quarterly	60

See Accompanying Notes to Schedule of Investments.    1

Pine Grove Alternative Institutional Fund
Schedule of Investments (Unaudited)
As of December 31, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Sensato Asian Pacific Offshore Fund, Ltd.	2,414	$ 2,414,356	$ 2,364,043	2.4%	Monthly	60
		6,164,356	5,897,058	6.0

Event Driven
Astellon Special Opportunities Fund	17,706	2,500,000	2,491,223	2.5	Monthly	60
Ionic Event Driven Fund, Ltd.	2,072	2,071,745	1,737,047	1.8	Quarterly	45
Jet Capital Concentrated Offshore Fund, Ltd.	4,700	4,700,000	4,240,577	4.3	Monthly	30
Pentwater Equity Opportunities Fund, Ltd.	2,668	2,668,303	2,336,861	2.4	Monthly	90
PSAM Merger Fund, Ltd.	1,769	1,700,000	1,723,365	1.8	Monthly	30
PSAM Worldarb Fund, Ltd.	10,768	3,630,275	3,385,894	3.4	Monthly	45
		17,270,323	15,914,967	16.2

Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	276	3,492,277	3,696,912	3.8	Quarterly	90
Halcyon Offshore Asset-Backed Value Fund Ltd.	2,130	3,155,412	3,215,101	3.3	Quarterly	90
Libremax Offshore Fund, Ltd.	3,046	3,963,761	4,062,169	4.1	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	3,228	3,720,115	3,743,838	3.8	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,219	3,362,978	3,474,146	3.5	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	70,016	69,008	70,398	0.1	Other*
		17,763,551	18,262,564	18.6

Other
Harbringer Class L Holdings (Cayman), Ltd.	-	2,095	2,853	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	74	28,113	31,829	-	Other*
		30,208	34,682	-

Total Private Investment Funds		$79,524,384	$77,533,688	78.9%

See Accompanying Notes to Schedule of Investments.    2

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	136	$ 1,377,029	$ 1,377,025	1.4%

Total Investments		$80,901,413	$78,910,713	80.3%
Other Assets & Liabilities, Net			19,398,675	19.7%
Net Assets			$98,309,388	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

See Accompanying Notes to Schedule of Investments.    3

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013. The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. As of December 31, 2015, the Feeder Fund represented 8.1% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”).

The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”). The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Note 2. Fair Value Hierarchy

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments.”  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Master Fund’s investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources.  As of December 31, 2015, no investments were internally fair valued by the Valuation Committee.

For investments other than Private Investment Funds, the Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2015, the Financial Accounting Standard’s Board (“FASB”) accepted FASB update 2015-07 “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This new guidance no longer requires investments for which NAV is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. Although FASB update 2015-07 (“the amendment”) is scheduled to go into effect in December 2015, early adoption is permitted for fiscal periods ending prior to that date.  The Master Fund has elected to adopt the amendment early, and the impact of the adoption of the new standards is limited to the notes to financial statements.

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

The following table sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments, other than Private investment Funds, are measured at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$1,377,025	$-	$1,377,025

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Strategy	Fair Value1	Liquidation and Underlying Fund Side Pocket Investment2 (A)	Redemptions in Restriction Period3 (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage (a)	$ 9,216,420	$ -	$ -	N/A	$ -
Credit Long/Short (b)	19,988,322	-	2,822,148	12	2,822,148
Distressed (c)	8,219,675	195	2,024,663	8	2,024,858
Equity Long/Short(d)	5,897,058	-	-	N/A	-
Event Driven (e)	15,914,967	-	4,240,577	8	4,240,577
Structured Products (f)	18,262,564	70,398	2,582,057	9	2,652,455
Other (g)	34,682	34,682	-	N/A	34,682
Total	$77,533,688	$ 105,275	$11,669,445		$11,774,720

1	No unfunded commitments as of December 31, 2015.
2
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

3
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Credit Long/Short: Credit Long/Short managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(c)
Distressed: Distressed managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(d)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2015

(e)
Event Driven: Event Driven managers seek potential opportunity in corporate actions, such as leveraged buyouts, mergers and takeovers. Generally, during such events, the stock of an acquisition target appreciates, while the acquiring company’s stock decreases in value. This strategy generates returns by purchasing the company being acquired and, in some instances, short-selling the stock of the acquiring company.

(f)
Structured Products: Structured Products managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(g)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Note 3. Federal Income Tax

As of December 31, 2015, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The related net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$1,328,987
Gross Unrealized Depreciation	(3,319,687)
Net Unrealized Depreciation	$(1,990,700)

Item 2.  Controls and Procedures.
(a) The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINE GROVE ALTERNATIVE FUND

By	/s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date	2/23/16

By	/s/ Linzie Steinbach
Linzie Steinbach, Chief Principal Officer

Date	2/23/16